Current provisions and other current financial and non-financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Development of provisions
Provisions for performance-based compensation plan for managerial staff	€ 130,925	€ 69,967
Provisions for accrued severance payments	31,395	34,379
Provisions for share-based plans	8,597	12,165
Miscellaneous current liabilities
Put option liabilities	681,442	667,371
Unapplied cash and receivable credit balances	623,492	720,585
Invoices outstanding	250,822	262,568
Legal matters, advisory and audit fees	40,262	39,093
Bonuses, commissions	30,228	24,010
Variable payments outstanding for acquisitions	11,085	4,794
Derivatives	9,205	7,109
Other	29,020	61,144
Other current financial liabilities	1,675,556	1,786,674
Personnel liabilities	713,409	707,398
VAT and other (non-income) tax liabilities	140,596	123,935
Contract liabilities	56,566	63,273
Deferred Income	29,253	42,448
Other	253,000	260,620
Other current liabilities	1,192,824	€ 1,197,674
Current provisions
Development of provisions
Provisions at beginning of period	370,796
Foreign currency translation	(13,884)
Changes in consolidation group	(2,470)
Utilized	(158,100)
Reversed	(25,255)
Additions	233,393
Reclassifications	20,130
Provisions at end of period	424,610
Current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period	135,001
Foreign currency translation	(4,365)
Changes in consolidation group	(1,331)
Utilized	(61,622)
Reversed	(5,170)
Additions	117,068
Reclassifications	7,749
Provisions at end of period	187,330
Current provisions | Self-insurance programs
Development of provisions
Provisions at beginning of period	106,796
Foreign currency translation	(4,078)
Utilized	(36,279)
Reversed	(16,501)
Additions	57,093
Reclassifications	12,771
Provisions at end of period	119,802
Current provisions | Risk of lawsuit
Development of provisions
Provisions at beginning of period	82,665
Foreign currency translation	(3,229)
Changes in consolidation group	(1,007)
Utilized	(53,020)
Reversed	(1,100)
Additions	31,558
Reclassifications	235
Provisions at end of period	56,102
Current provisions | Other provisions
Development of provisions
Provisions at beginning of period	46,334
Foreign currency translation	(2,212)
Changes in consolidation group	(132)
Utilized	(7,179)
Reversed	(2,484)
Additions	27,674
Reclassifications	(625)
Provisions at end of period	€ 61,376